Accrued liabilities and provisions - Legal proceedings not recognised (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($) item	Dec. 31, 2020 COP ($) item
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	1,079	1,143
Proceedings amount | $	$ 3,304,880	$ 16,601,417
Constitutional
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	86	254
Proceedings amount | $	$ 1,336,966	$ 15,810,766
Ordinary Administrative [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	146	158
Proceedings amount | $	$ 1,867,591	$ 726,557
Labor [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	788	674
Proceedings amount | $	$ 87,175	$ 57,136
Civil [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	58	55
Proceedings amount | $	$ 13,148	$ 6,363
Penal [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes | item	1	2
Proceedings amount | $	$ 0	$ 595